Borrowings - Schedule of Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Borrowings [Line Items]
Borrowings	$ 6,391,347	$ 13,323,643
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.05%
Maturity date	February 2026
Borrowings	$ 421,408
Bank of Jiangsu One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.05%
Maturity date	September 2025
Borrowings		427,497
Bank of Jiangsu Two [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings	$ 421,408	427,497
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	August 2026
Borrowings	$ 3,441,494
Xiaoshan Rural Commercial Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	August 2026
Borrowings	$ 1,123,753
Xiaoshan Rural Commercial Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	August 2026
Borrowings	$ 702,346
Xiaoshan Rural Commercial Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	July 2026
Borrowings	$ 702,346
Xiaoshan Rural Commercial Bank Four [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.50%
Maturity date	August 2025
Borrowings		3,491,222
Xiaoshan Rural Commercial Bank Five [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.40%
Maturity date	August 2025
Borrowings		1,139,991
Xiaoshan Rural Commercial Bank Six [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.20%
Maturity date	August 2025
Borrowings		712,494
Xiaoshan Rural Commercial Bank Seven [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.20%
Maturity date	July 2025
Borrowings		712,494
Xiaoshan Rural Commercial Bank Eight [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings	$ 5,969,939	6,056,201
China Citic Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.70%
Maturity date	July 2025
Borrowings		854,993
China Citic Bank One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.20%
Maturity date	December 2024
Borrowings		5,984,952
China Citic Bank Two [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings		$ 6,839,945